Finance Receivables - Changes In Accretable Yield For Purchased Credit Impaired (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in accretable yield for purchased credit impaired finance receivables
Balance at beginning of period	$ 119	$ 592	$ 506
Additions from OneMain Acquisition		166
Accretion	(39)	(92)	(100)
Other		23
Reclassifications to nonaccretable difference	20	12	20
Transfers due to finance receivables sold		(370)
Balance at end of period	100	119	592
OM Loans
Changes in accretable yield for purchased credit impaired finance receivables
Balance at beginning of period	59	151	0
Additions from OneMain Acquisition		166
Accretion	(34)	(69)	(15)
Other		23
Reclassifications to nonaccretable difference	22	0	0
Transfers due to finance receivables sold		0
Balance at end of period	47	59	151
SCP Loans
Changes in accretable yield for purchased credit impaired finance receivables
Balance at beginning of period	0	375	452
Additions from OneMain Acquisition		0
Accretion	0	(16)	(77)
Other		0
Reclassifications to nonaccretable difference	0	0	0
Transfers due to finance receivables sold		(359)
Balance at end of period	0	0	375
FA Loans
Changes in accretable yield for purchased credit impaired finance receivables
Balance at beginning of period	60	66	54
Additions from OneMain Acquisition		0
Accretion	(5)	(7)	(8)
Other		0
Reclassifications to nonaccretable difference	(2)	12	20
Transfers due to finance receivables sold		(11)
Balance at end of period	53	60	66
Accretion of purchased credit impairment FA loans held for sale	$ 4	$ 5	$ 6